Intangible assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Intangible assets
Intangible assets at beginning	€ 46,608
Intangible assets at ending	49,310
Cost
Intangible assets
Intangible assets at beginning	49,262	€ 41,664
Additions	3,183	4,993
Intangible assets at ending	52,445	46,657
Cost | Development cost
Intangible assets
Intangible assets at beginning	48,671	41,073
Additions	3,183	4,993
Intangible assets at ending	51,854	46,066
Cost | Patents and licenses
Intangible assets
Intangible assets at beginning	591	591
Additions	0	0
Intangible assets at ending	591	591
Amortization
Intangible assets
Intangible assets at beginning	(2,655)	(1,692)
Amortization	(480)	(477)
Intangible assets at ending	(3,135)	(2,169)
Amortization | Development cost
Intangible assets
Intangible assets at beginning	(2,528)	(1,608)
Amortization	(459)	(456)
Intangible assets at ending	(2,987)	(2,064)
Amortization | Patents and licenses
Intangible assets
Intangible assets at beginning	(127)	(84)
Amortization	(21)	(21)
Intangible assets at ending	(148)	(105)
Net book value
Intangible assets
Intangible assets at ending	49,310	44,488
Net book value | Development cost
Intangible assets
Intangible assets at ending	48,867	44,002
Net book value | Patents and licenses
Intangible assets
Intangible assets at ending	€ 443	€ 486